Cover	Aug. 16, 2021
Cover [Abstract]
Document Type	S-3
Entity Registrant Name	NeoPhotonics Corp
Entity Address, Address Line One	3081 Zanker Road
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3253730
Entity Address, State or Province	CA
Entity Address, City or Town	San Jose
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	232-9200
Entity Central Index Key	0001227025
Amendment Flag	false
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false